Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Fair Value Disclosures [Abstract]
Percentage of consolidated sale	32.00%	28.00%	26.00%
Bank indebtedness	$ 73.9
Long-term debt bearing interest at variable rates	9.2
Fixed-rate long-term debt	45.5
Fair value of fixed long-term debt and other long-term liabilities	$ 43.4